TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of TRADE PAYABLES [Abstract]
Disclosure of detailed information about trade payables [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Trade payables	24,329	61,084